Long-Term Investments (Details) ¥ in Thousands, $ in Thousands					6 Months Ended				12 Months Ended
	Feb. 06, 2024 shares	Oct. 30, 2023 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥) shares		Dec. 31, 2022 CNY (¥) shares		Dec. 31, 2021 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jul. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($) shares		Nov. 30, 2023 CNY (¥)	Nov. 30, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)
Long-Term Investments [Line Items]
Interest percentage		99.00%	98.90%	99.00%	9.00%				35.00%						98.90%	9.00%	35.00%	9.00%
Partners capital			¥ 111,200												¥ 111,200
Returned investment			¥ 10,000
Long-term equity investment									¥ 10,500								$ 1,400
Capital injected					¥ 33,397											$ 4,662	4,662	¥ 736			¥ 1,750
Investment loss							¥ (264)
Investment loss									10,503	$ 1,439	¥ 100
Ordinary shares (in Shares) | shares	30,000,000										1,243,140	[1]	500,000	[1]					1,243,140	[1]
Impairment provision					¥ 10,500	1,400
Bearing interest rate percentage					3.00%											3.00%
Refundable deposit for investment					¥ 20,621				39,799		¥ 72,774		¥ 80,183			$ 2,879	$ 5,452		$ 10,250
Refundable investment funds recovered											7,409		7,409
Refund received									¥ 32,975	4,518	¥ 7,409		¥ 2,122		¥ 3,614
Matson [Member]
Long-Term Investments [Line Items]
Acquire ordinary shares (in Shares) | shares	3,560
Zibo Hengxin Investment Fund [Member]
Long-Term Investments [Line Items]
Purchase of investment		¥ 10,000		¥ 120,000
Interest percentage			98.90%	99.00%											98.90%
Huzhou Zheyou [Member]
Long-Term Investments [Line Items]
Interest percentage									35.00%								35.00%
Capital injected																					¥ 1,750		¥ 1,750
Investment loss					118				¥ 246
Chengdu Zhibo [Member]
Long-Term Investments [Line Items]
Interest percentage									40.00%								40.00%
Capital injected																						¥ 100
Chengdu Zhibo Premium Technology Co., Ltd. (“Chengdu Zhibo”) [Member]
Long-Term Investments [Line Items]
Investment loss									¥ 100	$ 14
UNEX EV B.V. [Member]
Long-Term Investments [Line Items]
Capital injected																		¥ 736
Investment loss					48
Shanghai Lingneng Electricity Selling Co., Ltd [Member]
Long-Term Investments [Line Items]
Refund received					¥ 19,178	$ 2,677
Matson [Member]
Long-Term Investments [Line Items]
Percentage of equity shares	26.25%
Ordinary shares (in Shares) | shares	30,000,000

[1]	On March 25, 2024, the Company issued an aggregate of every 100 Ordinary Shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one Ordinary Share with a par value of US$0.00001 each, so that immediately following the Share Consolidation, the authorizsed share capital of the Company shall be changed. During fiscal year 2024, the Company had issued 213,504,800 Ordinary Shares. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 3,378,188 as of December 31, 2024..